Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Driehaus Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Driehaus Mutual Funds (the "Trust") (comprising Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Emerging Markets Opportunities Fund, Driehaus International Small Cap Growth Fund, Driehaus Micro Cap Growth Fund, Driehaus Small Cap Growth Fund, Driehaus Small/Mid Cap Growth Fund and Driehaus Event Driven Fund (collectively referred to as the "Funds")), including the schedules of investments, as of December 31, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Driehaus Mutual Funds at December 31, 2021, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising Driehaus	Statement of	Statements of	Financial highlights
Mutual Funds	operations	changes in net
assets

Driehaus Emerging Markets	For the year ended	For each of the	For each of the five years in the
	December 31, 2021	two years in the	period ended December 31,
Growth Fund
Driehaus Emerging Markets Small		period ended	2021
December 31,
Cap Growth Fund
2021
Driehaus International Small Cap

Growth Fund
Driehaus Micro Cap Growth Fund
Driehaus Event Driven Fund

Driehaus Emerging Markets	For the year ended	For each of the	For each of the four years in the
Opportunities Fund	December 31, 2021	two years in the	period ended December 31,
		period ended	2021 and the period from April
		December 31,	10, 2017 (commencement of
		2021	operations) through December
31, 2017

Driehaus Small Cap Growth Fund	For the year ended	For each of the	For each of the four years in the
	December 31, 2021	two years in the	period ended December 31,
		period ended	2021 and the period from
		December 31,	August 21, 2017
		2021	(commencement of operations)
through December 31, 2017

Driehaus Small/Mid Cap Growth	For the year ended	For the year ended December 31, 2021 and the
Fund	December 31, 2021	period from May 1, 2020 (commencement of
operations) through December 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, counterparties and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of one or more Driehaus investment companies since 2002.

Chicago, Illinois

February 24, 2022